Segment and geographic information - Business segments' results (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022		Sep. 30, 2021
Segment Reporting Information [Line Items]
Non-interest revenue	¥ 338,773	¥ 307,416	¥ 642,542		¥ 644,681
Net interest revenue	(19,000)	9,582	(20,892)		22,221
Net revenue	319,773	316,998	621,650		666,902
Non-interest expenses	286,474	300,399	573,769		575,141
Income (loss) before income taxes	33,299	16,599	47,881		91,761
Retail [Member]
Segment Reporting Information [Line Items]
Non-interest revenue	71,977	84,395	142,603		168,475
Net interest revenue	503	796	1,263		1,702
Net revenue	72,480	85,191	143,866		170,177
Non-interest expenses	66,995	68,207	133,465		134,171
Income (loss) before income taxes	5,485	16,984	10,401		36,006
Investment Management [Member]
Segment Reporting Information [Line Items]
Non-interest revenue	27,058	34,244	35,366		97,944
Net interest revenue	(887)	85	(1,616)		(133)
Net revenue	26,171	34,329	33,750		97,811
Non-interest expenses	20,618	19,300	39,911		37,869
Income (loss) before income taxes	5,553	15,029	(6,161)		59,942
Wholesale [Member]
Segment Reporting Information [Line Items]
Non-interest revenue	214,413	145,187	406,582	[1]	255,957	[1]
Net interest revenue	(8,914)	27,482	(2,096)	[1]	49,489	[1]
Net revenue	205,499	172,669	404,486	[1]	305,446	[1]
Non-interest expenses	185,310	147,700	359,025	[1]	308,834	[1]
Income (loss) before income taxes	20,189	24,969	45,461	[1]	(3,388)	[1]
Other (Incl. elimination) [Member]
Segment Reporting Information [Line Items]
Non-interest revenue	25,325	43,590	57,991		122,305
Net interest revenue	(9,702)	(18,781)	(18,443)		(28,837)
Net revenue	15,623	24,809	39,548		93,468
Non-interest expenses	13,551	65,192	41,368		94,267
Income (loss) before income taxes	¥ 2,072	¥ (40,383)	¥ (1,820)		¥ (799)

[1]	Non-interest revenue and Non-interest expense for the six months ended September 30, 2021 include losses of ¥65,362 million arising from the U.S. Prime Brokerage Event. The losses are reported within Net gain on trading in the amount of ¥(56,073) million and in Non-interest expenses—Other in the amount of ¥9,289 million in the consolidated statements of income.